SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

16) SHAREHOLDERS’ EQUITY

a) Share Capital

	2021		2020		2019
(thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	222,548	$3,113,829	221,744	$3,106,875	239,411	$3,294,496

Issued/(Purchased) for cash:
Issue of shares (net of tax effected issue costs)	33,062	99,516	—	—	—	—
Purchase of common shares under Normal Course Issuer Bid	(12,898)	(128,686)	(340)	(3,582)	(18,231)	(190,917)

Non-cash:
Share-based compensation – treasury settled(1)	1,140	9,402	1,160	10,694	564	3,296
Cancellation of predecessor shares	—	—	(16)	(158)	—	—
Balance, end of year	243,852	$3,094,061	222,548	$3,113,829	221,744	$3,106,875
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes.

The Company is authorized to issue an unlimited number of common shares without par value.

For the year ended December 31, 2021, Enerplus declared dividends of CDN$0.15 ($0.12) per weighted average common share totaling $30.5 million (2020 – CDN$0.12 ($0.09) per share and $20.0 million; December 31, 2019 – CDN$0.12 ($0.09) per share and $20.9 million). Subsequent to December 31, 2021, the Board of Directors approved a first quarter dividend payment of $0.033 per share to be paid in March 2022.

For the year ended December 31, 2021, Enerplus issued 33,062,500 common shares at a price of CDN$4.00 per common share  for gross proceeds of $103.4 million (net $99.5 million, after $5.1 million in issue costs, net of $1.2 million in tax) pursuant to a bought deal prospectus offering under its base shelf prospectus.

On June 23, 2021, the Company filed a short form base shelf prospectus (the “Shelf Prospectus”) with securities regulatory authorities in each of the provinces and territories of Canada and a Registration Statement with the U.S. Securities Exchange Commission. The Shelf Prospectus allows Enerplus to offer and issue up to an aggregate amount of CDN$2.0 billion common shares, preferred shares, warrants, subscription receipts and units by way of one or more prospectus supplements during the 25-month period that the Shelf Prospectus remains valid.

On August 12, 2021 Enerplus received approval from the Toronto Stock Exchange (“TSX”) to commence a Normal Course Issuer Bid (“NCIB”) to purchase up to 10% of the public float (within the meaning under TSX rules) during a 12-month period. As a result, 12,897,721 common shares were repurchased and cancelled under the NCIB at an average price of $9.55 (CDN$12.06) per share, for total consideration of $123.2 million. Of the amount paid, $128.7 million was charged to share capital and $5.5 million was credited to accumulated deficit. At December 31, 2021, 12,668,090 common shares are available for repurchase under the current NCIB.

For the year ended December 31, 2020, the Company repurchased 340,434 common shares under the former NCIB at an average price of $5.63 (CDN$7.44) per share, for total consideration of $1.9 million. Of the amount paid, $3.6 million was charged to share capital and $1.7 million was credited to accumulated deficit.

For the year ended December 31, 2019, the Company repurchased 18,231,401 common shares under the former NCIB at an average price of $7.36 (CDN$9.80) per share, for total consideration of $134.3 million. Of the amount paid, $190.9 million was charged to share capital and $56.6 million was credited to accumulated deficit.

Subsequent to December 31, 2021 and up to and including February 23, 2022, the Company repurchased 2,257,400 common shares under the current NCIB at an average price of $11.58 (CDN$14.67) per share, for total consideration of $26.1 million.

b) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2021	2020	2019
Cash:
Long-term incentive plans (recovery)/expense	$6,875	$(934)	$512
Non-Cash:
Long-term incentive plans expense	13,789	9,720	16,814
Equity swap (gain)/loss	(1,870)	964	234
Share-based compensation expense	$18,794	$9,750	$17,560

LTI Plans

The following tables summarize the PSU, RSU and DSU activity for the year ended December 31, 2021:

For the year ended December 31, 2021	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	555	2,552	1,825	4,932
Granted	269	2,158	2,207	4,634
Vested	(235)	(728)	(890)	(1,853)
Forfeited	—	—	(77)	(77)
Balance, end of year	589	3,982	3,065	7,636
(1)	Based on underlying awards before any effect of the performance multiplier.

Cash-settled LTI Plans

For the year ended December 31, 2021, the Company recorded a cash share-based compensation expense of $6.9 million (2020 – recovery of $0.9 million; 2019 – expense of $0.5 million).

At December 31, 2021, a liability of $6.3 million (December 31, 2020 – $1.7 million) with respect to the Director DSU Plan was recorded as part of Accounts Payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

The following table summarizes the cumulative share-based compensation expense recognized to date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2021 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$12,791	$10,554	$23,345
Unrecognized share-based compensation expense	9,050	4,303	13,353
Fair value	$21,841	$14,857	$36,698
Weighted-average remaining contractual term (years)	1.9	1.5
(1)	Includes estimated performance multipliers.

The Company directly withholds shares on PSU and RSU settlements for tax-withholding purposes. For the year ended December 31, 2021 cash withholding taxes of $3.6 million were paid (2020 – $5.6 million; 2019 – $3.7 million).

c) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2021	2020	2019
Net income/(loss)	$234,441	$(693,351)	$(204,400)

Weighted average shares outstanding – Basic	251,909	222,503	231,334
Dilutive impact of share-based compensation(1)	7,942	—	—
Weighted average shares outstanding – Diluted	259,851	222,503	231,334
Net income/(loss) per share
Basic	$0.93	$(3.12)	$(0.88)
Diluted	$0.90	$(3.12)	$(0.88)
(1)	For the years ended December 31, 2020 and 2019, the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.